Notes Payable - Schedule of Notes Payable (Details) (Parenthetical) - USD ($)						1 Months Ended
	Nov. 15, 2017	Mar. 08, 2017	Aug. 01, 2016	May 04, 2016	Sep. 17, 2014	Jan. 31, 2018	Sep. 30, 2018	Jun. 15, 2018	Jun. 01, 2018	Mar. 31, 2018	Mar. 06, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes payable							$ 4,213,325					$ 614,084	$ 500,000
Notes Payable [Member]
Debt instrument face amount									$ 2,000,000
Notes payable									$ 379,676
Debt instrument interest rate									10.00%
Notes Payable One [Member]
Notes payable	$ 200,000
Debt instrument interest rate	5.00%
Debt instrument, periodic payment	$ 2,652
Debt instrument balloon payment								$ 60,000
Debt instrument maturity date	May 15, 2023
Notes Payable Two [Member]
Debt instrument interest rate						4.00%
Debt instrument maturity date						Jan. 31, 2019
Debt instrument discount, percentage						20.00%
Notes Payable Two [Member] | Private Placement [Member]
Debt instrument face amount						$ 2,000,000					$ 1,730,000
Notes Payable Three [Member]
Debt instrument face amount										$ 1,200,000
Debt instrument interest rate										3.35%
Notes Payable Four [Member]
Notes payable			$ 131,400
Debt instrument interest rate			5.00%
Debt instrument, periodic payment			$ 1,394
Debt instrument maturity date			Jul. 01, 2026
Notes Payable Five [Member]
Notes payable				$ 200,000
Debt instrument interest rate				4.25%
Debt instrument, periodic payment				$ 3,881
Debt instrument maturity date				May 04, 2021
Notes Payable Six [Member]
Notes payable		$ 101,906
Debt instrument interest rate		5.00%
Debt instrument, periodic payment		$ 23,350
Debt instrument maturity date		Dec. 31, 2021
Notes Payable Seven [Member]
Notes payable					$ 133,555
Debt instrument interest rate					4.25%
Debt instrument, periodic payment					$ 2,475
Debt instrument maturity date					Sep. 17, 2019